UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

Intelligent Livermore ETF Ticker: LIVR Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://iaetfs.com/etf/

This annual shareholder report contains important information about the Intelligent Livermore ETF (the “Fund”) for the period of September 17, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$56	0.69%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (9/17/2024)
Intelligent Livermore ETF - NAV	7.52%
S&P 500 Index	11.26%
Solactive GBS Global Markets All Cap Index	11.88%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://iaetfs.com/etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 7.52% for the Period ended June 30, 2025, in comparison to 11.88% for the Solactive GBS Global Markets All Cap Index.
The Fund uses modern large-language artificial intelligence (“AI”) models to complete stock selection with human oversight. Recommendations are based on the AI’s analysis of public statements from investors and companies, 13F filings, and other broad market data where the AI identifies stocks with fundamental business strength.
Given the Fund’s global investment strategy, the AI model’s suggestion to deploy the portfolio in Latin America and Japan helped to generate positive results throughout the Period. Latin American strength was driven by holdings in MercadoLibre Inc. and Nu Holdings Ltd. – Class A, which are key players in those markets and provided strong business momentum.
The AI model suggested a 12% allocation to gold and other metals-related companies prior to market volatility caused by tariff uncertainty in April 2025, which provided positive performance for the Fund relative to its portfolio. AI’s suggestion to allocate to biotech and medical device stocks throughout the Period detracted from performance as those categories underperformed relative to the Fund’s portfolio.
Annual Shareholder Report: June 30, 2025

Intelligent Livermore ETF Ticker: LIVR Listed on: The Nasdaq Stock Market LLC	June 30, 2025 Annual Shareholder Report https://iaetfs.com/etf/

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,018,685	Advisory Fees	$101,864
# of Portfolio Holdings	66	Portfolio Turnover Rate*	264%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.9%
Industrials	10.2%
Financials	8.3%
Energy	7.8%
Consumer Discretionary	7.7%
Materials	6.2%
Health Care	6.0%
Communication Services	5.3%
Commodities	4.5%
Utilities	3.4%
Consumer Staples	3.1%
Real Estate	1.4%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Marvell Technology, Inc.	4.7%
SPDR Gold Shares	4.5%
NVIDIA Corp.	4.2%
FANUC Corp. - ADR	3.4%
NU Holdings Ltd. - Class A	3.4%
Credicorp Ltd.	2.7%
Datadog, Inc. - Class A	2.4%
Southern Copper Corp.	2.3%
Workday, Inc. - Class A	2.1%
Fujikura Ltd. - ADR	2.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iaetfs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2025
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c) Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 95.3%	Shares	Value
Communication Services - 5.3%
Integrated Telecommunication Services - 1.3%
Telefonica Brasil SA - ADR	19,803	$225,754

Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A	2,130	375,370
Meta Platforms, Inc. - Class A	480	354,283
		729,653
Total Communication Services		955,407

Consumer Discretionary - 7.7%
Automobile Manufacturers - 2.6%
Tesla, Inc. (a)	703	223,315
Toyota Motor Corp. - ADR	1,384	238,408
		461,723
Automotive Parts & Equipment - 1.7%
Denso Corp. - ADR	23,341	314,403

Consumer Electronics - 1.5%
Sony Group Corp. - ADR	10,653	277,298

Leisure Products - 1.9%
Bandai Namco Holdings, Inc. - ADR	18,679	334,541
Total Consumer Discretionary		1,387,965

Consumer Staples - 3.1%
Brewers - 0.9%
Ambev SA - ADR	65,040	156,746

Consumer Staples Merchandise Retail - 2.2%
Aeon Co. Ltd. - ADR	9,899	304,988
Wal-Mart de Mexico SAB de CV - ADR	2,919	97,232
		402,220
Total Consumer Staples		558,966

Energy - 7.8%
Coal & Consumable Fuels - 0.3%
Cameco Corp.	818	60,720

Integrated Oil & Gas - 2.5%
Ecopetrol SA - ADR (b)	18,077	159,982
Petroleo Brasileiro SA - Petrobras - ADR	23,859	298,476
		458,458

The accompanying notes are an integral part of these financial statements.

1

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.4%
Coterra Energy, Inc.	8,263	$209,715
Diamondback Energy, Inc.	283	38,884
		248,599
Oil & Gas Refining & Marketing - 1.8%
ENEOS Holdings, Inc. - ADR	35,457	332,232

Oil & Gas Storage & Transportation - 1.8%
Cheniere Energy, Inc.	412	100,330
ONEOK, Inc.	828	67,590
Targa Resources Corp.	415	72,243
TC Energy Corp.	1,525	74,405
		314,568
Total Energy		1,414,577

Financials - 8.3%
Asset Management & Custody Banks - 1.0%
Ares Management Corp. - Class A	1,019	176,491

Diversified Banks - 6.0%
Credicorp Ltd.	2,138	477,886
NU Holdings Ltd. - Class A (a)	44,041	604,242
		1,082,128
Transaction & Payment Processing Services - 1.3%
Visa, Inc. - Class A	665	236,108
Total Financials		1,494,727

Health Care - 6.0%
Biotechnology - 2.3%
Halozyme Therapeutics, Inc. (a)	3,265	169,846
Regeneron Pharmaceuticals, Inc.	450	236,250
		406,096
Health Care Equipment - 2.3%
Dexcom, Inc. (a)	2,732	238,476
Intuitive Surgical, Inc. (a)	329	178,782
		417,258
Pharmaceuticals - 1.4%
Eli Lilly & Co.	336	261,922
Total Health Care		1,085,276

Industrials - 10.2%
Construction & Engineering - 1.1%
Taisei Corp. - ADR	16,442	206,018

The accompanying notes are an integral part of these financial statements.

2

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 2.1%
Fujikura Ltd. - ADR	14,327	$375,439

Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS - ADR	5,088	25,338

Industrial Machinery & Supplies & Components - 5.3%
FANUC Corp. - ADR	45,137	613,412
IHI Corp. - ADR	11,365	333,285
		946,697
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	3,005	280,367
Total Industrials		1,833,859

Information Technology - 35.9%(c)
Application Software - 7.5%
Adobe, Inc. (a)	800	309,504
Datadog, Inc. - Class A (a)	3,263	438,319
Salesforce, Inc.	818	223,060
Workday, Inc. - Class A (a)	1,575	378,000
		1,348,883
Communications Equipment - 1.9%
Arista Networks, Inc. (a)	3,440	351,946

IT Consulting & Other Services - 1.6%
Nomura Research Institute Ltd. - ADR	7,176	286,538

Semiconductor Materials & Equipment - 3.2%
Applied Materials, Inc.	1,800	329,526
Tokyo Electron Ltd. - ADR	2,590	248,977
		578,503
Semiconductors - 13.2%
First Solar, Inc. (a)	410	67,871
Marvell Technology, Inc.	10,860	840,564
Micron Technology, Inc.	2,766	340,910
NVIDIA Corp.	4,795	757,562
QUALCOMM, Inc.	2,286	364,068
		2,370,975
Systems Software - 4.9%
Crowdstrike Holdings, Inc. - Class A (a)	594	302,530
Microsoft Corp.	709	352,664
UiPath, Inc. - Class A (a)	18,077	231,386
		886,580

The accompanying notes are an integral part of these financial statements.

3

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.6%
Super Micro Computer, Inc. (a)	5,718	$280,239
Western Digital Corp.	5,690	364,103
		644,342
Total Information Technology		6,467,767

Materials - 6.2%
Commodity Chemicals - 1.3%
Asahi Kasei Corp. - ADR	16,624	237,557

Copper - 2.3%
Southern Copper Corp.	4,127	417,503

Gold - 0.8%
Barrick Mining Corp.	4,098	85,321
Franco-Nevada Corp.	321	52,618
		137,939
Steel - 1.8%
ArcelorMittal SA	2,517	79,487
Vale SA - ADR	24,307	236,021
		315,508
Total Materials		1,108,507

Real Estate - 1.4%
Diversified Real Estate Activities - 1.4%
Mitsui Fudosan Co. Ltd. - ADR	8,509	245,902

Utilities - 3.4%
Electric Utilities - 2.2%
Centrais Eletricas Brasileiras SA - ADR	23,657	175,771
NextEra Energy, Inc.	3,074	213,397
		389,168
Water Utilities - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	10,008	219,876
Total Utilities		609,044
TOTAL COMMON STOCKS (Cost $16,448,644)		17,161,997

EXCHANGE TRADED FUNDS - 4.5%
SPDR Gold Shares (a)(b)	2,639	804,446
TOTAL EXCHANGE TRADED FUNDS (Cost $797,703)		804,446

The accompanying notes are an integral part of these financial statements.

4

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

SHORT-TERM INVESTMENTS - 4.7%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 4.4%
First American Government Obligations Fund - Class X, 4.25% (d)	800,568	$800,568

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (d)	53,801	53,801
TOTAL SHORT-TERM INVESTMENTS (Cost $854,369)		854,369

TOTAL INVESTMENTS - 104.5% (Cost $18,100,716)		$18,820,812
Liabilities in Excess of Other Assets - (4.5)%		(802,127)
TOTAL NET ASSETS - 100.0%		$18,018,685

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $788,660.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

5

INTELLIGENT LIVERMORE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS:
Investments, at value (See Note 2)	$18,820,812
Dividends receivable	4,343
Dividend tax reclaims receivable	2,818
Security lending income receivable (See Note 4)	1,376
Total assets	18,829,349

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	800,568
Payable to adviser (See Note 3)	10,096
Total liabilities	810,664
NET ASSETS	$18,018,685

NET ASSETS CONSISTS OF:
Paid-in capital	$21,050,586
Total accumulated losses	(3,031,901)
Total net assets	$18,018,685

Net assets	$18,018,685
Shares issued and outstanding(a)	670,000
Net asset value per share	$26.89

COST:
Investments, at cost	$18,100,716

LOANED SECURITIES:
at value (included in investments)	$788,660

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025(a)

INVESTMENT INCOME:
Dividend income	$222,965
Securities lending income (See Note 4)	4,091
Less: Dividend withholding taxes	(12,553)
Less: Issuance fees	(6,051)
Total investment income	208,452

EXPENSES:
Investment advisory fee (See Note 3)	101,864
Total expenses	101,864
NET INVESTMENT INCOME (LOSS)	106,588

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,848,443)
In-kind redemptions	3,202,108
Net realized gain (loss)	(646,335)
Net change in unrealized appreciation (depreciation) on:
Investments	720,096
Net change in unrealized appreciation (depreciation)	720,096
Net realized and unrealized gain (loss)	73,761
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$180,349

(a)	Inception date of the Fund was September 17, 2024.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$106,588
Net realized gain (loss)	(646,335)
Net change in unrealized appreciation (depreciation)	720,096
Net increase (decrease) in net assets from operations	180,349

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,564)
Total distributions to shareholders	(34,564)

CAPITAL TRANSACTIONS:
Shares sold	43,722,910
Shares redeemed	(25,850,332)
ETF transaction fees (See Note 1)	322
Net increase (decrease) in net assets from capital transactions	17,872,900

NET INCREASE (DECREASE) IN NET ASSETS	18,018,685

NET ASSETS:
Beginning of the period	—
End of the period	$18,018,685

SHARES TRANSACTIONS
Shares sold	1,690,000
Shares redeemed	(1,020,000)
Total increase in shares outstanding	670,000

(a)	Inception date of the Fund was September 17, 2024.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gain (loss) on investments(c)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(d)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(e)(f)	Ratio of net investment income (loss) to average net assets(e)(f)	Portfolio turnover rate(d)(g)
Intelligent Livermore ETF
6/30/2025(h)	$25.06	0.14	1.74	1.88	(0.05)	(0.05)	0.00(i)	$26.89	7.52%	$18,019	0.69%	0.72%	264%

(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Inception date of the Fund was September 17, 2024.
(i)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025

NOTE 1 – ORGANIZATION

Intelligent Livermore ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on September 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is from September 17, 2024 to June 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Assets
Common Stocks	$16,955,979	$206,018	$—		$17,161,997
Exchange Traded Funds	804,446	—	—	—	804,446
Investments Purchased with Proceeds from Securities Lending	800,568	—	—		800,568
Money Market Funds	53,801	—	—		53,801
Total Investments	$18,614,794	$206,018	$—		$18,820,812

  Refer to the Schedule of Investments for further disaggregation of investment categories.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis for the Fund. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(3,177,686)	$3,177,686

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.69% to the Adviser monthly based on average daily net assets.

Intelligent Alpha, LLC (the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

For the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$788,660	$800,568

*
The cash collateral received was invested in the First American Government Obligations Fund - Class X as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $4,091.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$48,710,492	$45,038,489

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$39,782,227	$25,559,860

There were no purchases or sales of U.S. Government securities during the current fiscal period.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period were as follows:

Tax cost of Investments	$18,162,235
Gross tax unrealized appreciation	963,391
Gross tax unrealized depreciation	(304,814)
Net tax unrealized appreciation (depreciation)	$658,577
Undistributed ordinary income	82,914
Undistributed long-term gain	—
Total distributable earnings	82,914
Other accumulated gain (loss)	(3,773,392)
Total accumulated gain (loss)	$(3,031,901)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital losses.

At the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(3,773,392)	N/A

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income(a)
$34,564
(a) Inception date of the Fund was September 17, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Intelligent Livermore ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Intelligent Livermore ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period of September 17, 2024 (commencement of operations) to June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period of September 17, 2024 (commencement of operations) to June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2025

INTELLIGENT LIVERMORE ETF
FEDERAL TAX INFORMATION

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 65.49%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 29, 2025